UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21946

                               OLD FIELD FUND, LLC
               (Exact name of registrant as specified in charter)
                                    --------


                          733 Third Avenue, 11th Floor
                               New York, NY 10017
               (Address of principal executive offices) (Zip code)

                      SEI Investments Global Fund Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-212-532-3651

                        DATE OF FISCAL YEAR END: MARCH 31

                   DATE OF REPORTING PERIOD: DECEMBER 31, 2007

ITEM 1.   SCHEDULE OF INVESTMENTS






OLD FIELD FUND, LLC


QUARTERLY REPORT (UNAUDITED)
DECEMBER 31, 2007

OLD FIELD FUND, LLC
SCHEDULE OF INVESTMENTS IN INVESTMENT FUNDS
12/31/07 (UNAUDITED)

OLD FIELD FUND, LLC (THE "FUND") ACTS AS A FEEDER FUND. THE FUND SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING SUBSTANTIALLY ALL OF ITS INVESTABLE ASSETS IN OLD FIELD FUND, LDC (THE "OFFSHORE FEEDER FUND"), WHICH IS A CAYMAN ISLANDS LIMITED DURATION COMPANY WITH THE SAME INVESTMENT OBJECTIVE AS THE FUND. THE OFFSHORE FEEDER FUND, IN TURN, INVESTS ALL OR SUBSTANTIALLY ALL OF ITS INVESTABLE ASSETS IN OLD FIELD MASTER FUND, LLC (THE "MASTER FUND"). IN THE FUND'S STRUCTURE, THE OFFSHORE FEEDER FUND SERVES SOLELY AS AN INTERMEDIATE ENTITY THROUGH WHICH THE FUND INVESTS IN THE MASTER FUND. THE MASTER FUND'S SCHEDULE OF INVESTMENTS IN INVESTMENT FUNDS IS LISTED BELOW.

                                                                                                        PERCENTAGE
                                                          FIRST ACQUISITION                             OF MEMBERS'
                                                                DATE           COST        FAIR VALUE     EQUITY*    LIQUIDITY**
------------------------------------------------------------------------------------------------------------------------------------
CREDIT:
Anchorage Crossover Credit Offshore Fund, Ltd.                2/1/2007      $ 1,950,000   $ 1,993,735        4.81%    Quarterly
Arx Global High Yield Securities Overseas Fund, Ltd.          2/1/2007        1,650,000     1,590,137        3.83%   Semi-annually
Latigo Offshore Fund, Ltd.                                    2/1/2007        1,700,000     1,656,146        3.99%    Quarterly
                                                                           ---------------------------------------
          TOTAL CREDIT                                                        5,300,000     5,240,018       12.63%
                                                                           ---------------------------------------

DISTRESSED:
OCP Debt Opportunity International, Ltd.                      2/1/2007        1,262,500     1,238,576        2.98%    Quarterly
                                                                           ---------------------------------------

EVENT DRIVEN:
CSO Ltd.                                                      2/1/2007        1,400,000     1,203,889        2.90%    Quarterly
Montrica Global Opportunities Fund                            2/1/2007        1,100,000     1,160,155        2.80%    Quarterly
Perry Partners International, Inc.                            5/1/2007        2,000,000     2,149,432        5.18%    Annually
Wexford Offshore Credit Opportunities Fund, Ltd.              2/1/2007          787,500       803,201        1.94%    Quarterly
                                                                           ---------------------------------------
          TOTAL EVENT DRIVEN                                                  5,287,500     5,316,677       12.82%
                                                                           ---------------------------------------

FIXED INCOME RELATIVE VALUE:
Cura Fixed Income Arbitrage Fund, Ltd.                        2/1/2007        1,400,000     1,612,477        3.89%    Quarterly
The Drake Absolute Return Fund, Ltd.                          2/1/2007          975,000       850,813        2.05%    Quarterly
                                                                           ---------------------------------------
          TOTAL FIXED INCOME RELATIVE VALUE                                   2,375,000     2,463,290        5.94%
                                                                           ---------------------------------------

FUNDAMENTAL MARKET NEUTRAL:
O'Connor Global Fundamental Long / Short Limited              4/1/2007        1,900,000     2,175,663        5.24%     Monthly
                                                                           ---------------------------------------

LONG/SHORT EQUITY:
Alson Signature Fund Offshore, Ltd.                           2/1/2007          650,000       721,460        1.74%    Quarterly
Criterion Capital Partners, Ltd.                              2/1/2007          650,000       768,332        1.85%     Monthly
Dirigo, Ltd.                                                  2/1/2007          700,000       732,832        1.77%    Quarterly
Elm Ridge Value Partners Offshore Fund, Inc.                  5/1/2007          700,000       740,384        1.78%    Quarterly
Ivory Offshore Flagship Fund, Ltd.                            2/1/2007          700,000       732,550        1.77%    Quarterly
                                                                           ---------------------------------------
          TOTAL LONG/SHORT EQUITY                                             3,400,000     3,695,558        8.91%
                                                                           ---------------------------------------

MACRO:
AQR Absolute Return Offshore Fund, Ltd.                       2/1/2007        1,050,000       907,838        2.19%    Quarterly
Brevan Howard Fund Limited                                   10/1/2007        2,000,000     2,070,502        4.99%     Monthly
                                                                           ---------------------------------------
          TOTAL MACRO                                                         3,050,000     2,978,340        7.18%
                                                                           ---------------------------------------

OLD FIELD FUND, LLC
Schedule of Investments in Investment Funds
12/31/07 (unaudited)

                                                                                                        PERCENTAGE
                                                          FIRST ACQUISITION                             OF MEMBERS'
                                                                DATE           COST        FAIR VALUE     EQUITY*    LIQUIDITY**
------------------------------------------------------------------------------------------------------------------------------------
MULTI-STRATEGY RELATIVE VALUE:
Citadel Kensington Global Strategies Fund, Ltd.               2/1/2007      $ 1,750,000   $ 2,267,620        5.46%    Quarterly
Linden International, Ltd.                                    2/1/2007        1,400,000     1,438,427        3.47%    Quarterly
Redbrick Capital Offshore Fund, Ltd.                          2/1/2007        1,225,000     1,235,297        2.98%    Quarterly
Sandelman Partners Multi-Strategy Fund, Ltd.                  2/1/2007        1,950,000     1,859,297        4.48%    Quarterly
Tempo Fund, Ltd.                                              2/1/2007        1,750,000     1,797,020        4.33%    Quarterly
                                                                           ---------------------------------------
          TOTAL MULTI-STRATEGY RELATIVE VALUE                                 8,075,000     8,597,661       20.72%
                                                                           ---------------------------------------

STRUCTURED CREDIT:
Cerberus International, Ltd.                                  9/1/2007        2,000,000     2,012,591        4.85%    Quarterly
CPIM Structured Credit Fund 1000 Inc.                         2/1/2007        1,400,000       847,714        2.04%    Quarterly
Dune Capital International, Ltd.                              2/1/2007        2,000,000     1,750,984        4.22%    Annually
GoldenTree Capital Solutions Offshore Fund                    4/1/2007        2,000,000     1,892,992        4.56%    Annually
Petra Offshore Fund L.P.                                      2/1/2007        1,400,000     1,558,133        3.76%    Quarterly
                                                                           ---------------------------------------
          TOTAL STRUCTURED CREDIT                                             8,800,000     8,062,414       19.43%
                                                                           ---------------------------------------
          TOTAL INVESTMENTS IN INVESTMENT FUNDS                             $39,450,000   $39,768,197       95.85%
                                                                           =======================================


* Percentages are based on members' equity at end of period of $41,487,717. ** Available frequency of redemptions after initial lock-up period.


At December 31, 2007, the aggregate cost of investments for tax purposes was $39,450,000. Net unrealized appreciation on investments for tax purposes was $318,197 consisting of $1,907,311 of gross unrealized appreciation and $(1,589,114) of gross unrealized depreciation.



FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


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


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                  Old Field Fund, LLC


By (Signature and Title)*     /s/ John T. Moore
                              --------------------------
                              John T. Moore, President

Date: February 26, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*     /s/ John T. Moore
                              --------------------------
                              John T. Moore, Principal Executive Officer

Date: February 26, 2008



By (Signature and Title)*     /s/ Thomas J. Modzelewski
                              -------------------------
                              Thomas J. Modzelewski, Principal Financial Officer

Date: February 26, 2008

* Print the name and title of each signing officer under his or her signature.